SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

	Principal Amount	Value
Asset-Backed Securities—21.1%
Auto Loans/Leases—19.3%
American Credit Acceptance Receivables Trust:
Series 2018-2, Cl. C, 3.70%, 7/10/24[1]	$250,000	$ 251,829
Series 2018-3, Cl. D, 4.14%, 10/15/24[1]	381,000	389,423
Series 2019-1, Cl. C, 3.50%, 4/14/25[1]	670,000	681,394
Series 2019-2, Cl. D, 3.41%, 6/12/25[1]	215,000	218,366
Series 2019-3, Cl. C, 2.76%, 9/12/25[1]	485,000	487,701
AmeriCredit Automobile Receivables Trust:
Series 2018-1, Cl. D, 3.82%, 3/18/24	550,000	571,300
Series 2019-1, Cl. C, 3.36%, 2/18/25	900,000	926,469
Series 2019-2, Cl. C, 2.74%, 4/18/25	305,000	308,560
Series 2019-2, Cl. D, 2.99%, 6/18/25	780,000	791,880
Series 2019-3, Cl. D, 2.58%, 9/18/25	410,000	411,772
CarMax Auto Owner Trust:
Series 2018-1, Cl. D, 3.37%, 7/15/24	945,000	962,681
Series 2019-3, Cl. D, 2.85%, 1/15/26	250,000	251,408
Credit Acceptance Auto Loan Trust:
Series 2017-2A, Cl. C, 3.35%, 6/15/26[1]	250,000	252,079
Series 2017-3A, Cl. B, 3.21%, 8/17/26[1]	250,000	252,977
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	500,000	508,527
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	200,000	204,284
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	900,000	933,064
Series 2019-1A, Cl. B, 3.75%, 4/17/28[1]	900,000	929,874
Series 2019-1A, Cl. C, 3.94%, 6/15/28[1]	925,000	957,089
Drive Auto Receivables Trust:
Series 2018-3, Cl. D, 4.30%, 9/16/24	900,000	925,215
Series 2019-1, Cl. D, 4.09%, 6/15/26	840,000	867,797
Series 2019-2, Cl. C, 3.42%, 6/16/25	1,000,000	1,023,071
Series 2019-2, Cl. D, 3.69%, 8/17/26	935,000	957,778
Series 2019-3, Cl. C, 2.90%, 8/15/25	575,000	583,336
Series 2019-3, Cl. D, 3.18%, 10/15/26	555,000	560,897
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	300,000	308,856
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	51,678	52,000
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	750,000	775,975
Series 2017-3A, Cl. D, 3.58%, 5/15/23[1]	99,000	99,825
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	245,000	254,533
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	167,000	168,404
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	440,000	454,730
Series 2018-2A, Cl. D, 4.15%, 3/15/24[1]	270,000	277,558
Series 2019-1A, Cl. C, 3.61%, 11/15/24[1]	1,000,000	1,019,184
Series 2019-1A, Cl. D, 3.87%, 11/15/24[1]	660,000	676,669
Series 2019-2A, Cl. D, 3.48%, 2/18/25[1]	195,000	198,376
Series 2019-3A, Cl. C, 2.74%, 4/15/25[1]	900,000	906,063
Series 2019-3A, Cl. D, 2.96%, 4/15/25[1]	220,000	220,805
Series 2019-4A, Cl. D, 2.85%, 7/15/25[1]	695,000	695,767
Exeter Automobile Receivables Trust:
Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]	935,000	968,690
Series 2019-2A, Cl. C, 3.30%, 3/15/24[1]	477,000	485,411

1 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loans/Leases (Continued)
Exeter Automobile Receivables Trust: (Continued)
Series 2019-2A, Cl. D, 3.71%, 3/17/25[1]	$470,000	$ 483,541
Series 2019-3A, Cl. C, 2.79%, 5/15/24[1]	900,000	907,323
Series 2019-4A, Cl. D, 2.58%, 9/15/25[1]	365,000	362,826
GM Financial Automobile Leasing Trust:
Series 2019-1, Cl. C, 3.56%, 12/20/22	1,000,000	1,016,179
Series 2019-1, Cl. D, 3.95%, 5/22/23	925,000	940,464
Prestige Auto Receivables Trust, Series 2019-1A, Cl. C, 2.70%,
10/15/24[1]	355,000	357,984
Santander Drive Auto Receivables Trust:
Series 2017-3, Cl. D, 3.20%, 11/15/23	900,000	912,465
Series 2019-1, Cl. C, 3.42%, 4/15/25	900,000	916,642
Series 2019-1, Cl. D, 3.65%, 4/15/25	920,000	938,460
Series 2019-2, Cl. D, 3.22%, 7/15/25	300,000	307,141
Series 2019-3, Cl. D, 2.68%, 10/15/25	500,000	500,698
Santander Retail Auto Lease Trust:
Series 2019-A, Cl. C, 3.30%, 5/22/23[1]	950,000	968,495
Series 2019-B, Cl. C, 2.77%, 8/21/23[1]	355,000	357,624
Series 2019-C, Cl. C, 2.39%, 11/20/23[1]	320,000	318,845
United Auto Credit Securitization Trust, Series 2019-1, Cl. C,
3.16%, 8/12/24[1]	230,000	232,067
Westlake Automobile Receivables Trust:
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	450,000	455,226
Series 2018-2A, Cl. E, 4.86%, 1/16/24[1]	450,000	466,875
Series 2018-3A, Cl. C, 3.61%, 10/16/23[1]	191,000	194,038
Series 2018-3A, Cl. D, 4.00%, 10/16/23[1]	900,000	925,196
Series 2019-1A, Cl. C, 3.45%, 3/15/24[1]	900,000	912,488
Series 2019-1A, Cl. D, 3.67%, 3/15/24[1]	500,000	510,180
Series 2019-2A, Cl. C, 2.84%, 7/15/24[1]	645,000	650,497
Series 2019-3A, Cl. C, 2.49%, 10/15/24[1]	815,000	817,012
		37,223,883

Credit Cards—0.5%
World Financial Network Credit Card Master Trust:
Series 2019-A, Cl. A, 3.14%, 12/15/25	220,000	225,080
Series 2019-B, Cl. A, 2.49%, 4/15/26	835,000	841,686
		1,066,766

Leases—1.2%
CCG Receivables Trust:
Series 2019-1, Cl. B, 3.22%, 9/14/26[1]	505,000	517,162
Series 2019-1, Cl. C, 3.57%, 9/14/26[1]	125,000	127,756
Series 2019-2, Cl. C, 2.89%, 3/15/27[1]	100,000	100,331
CNH Equipment Trust, Series 2019-A, Cl. A4, 3.22%, 1/15/26	370,000	384,373
Dell Equipment Finance Trust:
Series 2019-1, Cl. C, 3.14%, 3/22/24[1]	985,000	1,001,695
Series 2019-2, Cl. D, 2.48%, 4/22/25[1]	175,000	174,340
		2,305,657

2 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
Loans—0.1%
Navistar Financial Dealer Note Master Owner Trust II:
Series 2019-1, Cl. C, 2.658% [US0001M+95], 5/25/24[1,2]	$70,000	$ 70,056
Series 2019-1, Cl. D, 3.158% [US0001M+145], 5/25/24[1,2]	65,000	65,033
		135,089
Total Asset-Backed Securities (Cost $40,073,754)		40,731,395

Mortgage-Backed Obligations—8.5%
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24,
6.00%, 3/25/37	25,828	25,646
BANK, Interest-Only Stripped Mtg. -Backed Security, Series
2019-BN16, Cl. XA, 13.603%, 2/15/52[3]	2,390,569	169,918
Citigroup Commercial Mortgage Trust, Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 2017-C4,
Cl. XA, 16.618%, 10/12/50[3]	6,420,439	414,743
COMM Mortgage Trust:
Series 2014-UBS4, Cl. AM, 3.968%, 8/10/47	407,000	432,183
Series 2014-UBS6, Cl. AM, 4.048%, 12/10/47	900,000	955,522
Connecticut Avenue Securities:
Series 2013-C01, Cl. M2, 6.958% [US0001M+525],
10/25/23[2]	489,991	539,865
Series 2014-C01, Cl. M2, 6.108% [US0001M+440], 1/25/24[2]	821,190	892,514
Series 2014-C02, Cl. 1M2, 4.308% [US0001M+260],
5/25/24[2]	355,426	370,278
Series 2014-C03, Cl. 1M2, 4.708% [US0001M+300],
7/25/24[2]	773,778	813,903
Series 2014-C03, Cl. 2M2, 4.608% [US0001M+290],
7/25/24[2]	100,951	105,118
Series 2014-C04, Cl. 2M2, 6.708% [US0001M+500],
11/25/24[2]	360,811	386,141
Series 2016-C01, Cl. 1M2, 8.458% [US0001M+675],
8/25/28[2]	225,179	249,709
Series 2016-C02, Cl. 1M2, 7.708% [US0001M+600],
9/25/28[2]	400,895	437,775
Series 2016-C05, Cl. 2M2, 6.158% [US0001M+445],
1/25/29[2]	290,929	306,531
Series 2016-C06, Cl. 1M2, 5.958% [US0001M+425],
4/25/29[2]	360,000	385,916
Connecticut Avenue Securities Trust:
Series 2018-R07, Cl. 1M2, 4.108% [US0001M+240],
4/25/31[1,2]	450,000	454,305
Series 2019-R01, Cl. 2M1, 2.558% [US0001M+85],
7/25/31[1,2]	281,501	281,626
Series 2019-R02, Cl. 1M1, 2.558% [US0001M+85],
8/25/31[1,2]	286,628	286,736
Series 2019-R02, Cl. 1M2, 4.008% [US0001M+230],
8/25/31[1,2]	210,000	211,796
Series 2019-R03, Cl. 1M2, 3.858% [US0001M+215],
9/25/31[1,2]	195,000	196,364

3 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corp. , Interest-Only Stripped
Mtg. -Backed Security, Series 304, Cl. C45, 9.641%, 12/15/27[3]	$175,686	$ 12,482
Federal Home Loan Mortgage Corp. , Multifamily Structured
Pass Through Certificates, Interest-Only Stripped Mtg. -Backed
Security, Series K735, Cl. X1, 0.00%, 5/25/26[3,4]	3,238,989	177,539
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg. -
Backed Security:
Series K093, Cl. X1, 0.00%, 5/25/29[3,4]	2,558,136	196,086
Series K734, Cl. X1, 0.00%, 2/25/26[3,4]	3,068,473	107,985
Series KC03, Cl. X1, 0.00%, 11/25/24[3,4]	4,164,969	94,005
Federal Home Loan Mortgage Corp. , Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security, Series 4316, Cl.
JS, 0.00%, 1/15/44[3,4]	449,862	59,614
Federal Home Loan Mortgage Corp. , STACR Trust:
Series 2019-HQA1, Cl. M1, 2.608% [US0001M+90],
2/25/49[1,2]	62,288	62,334
Series 2019-HRP1, Cl. M2, 3.108% [US0001M+140],
2/25/49[1,2]	190,000	190,185
Federal National Mortgage Assn. , Alternative Credit
Enhancement Securities, Interest-Only Stripped Mtg. -Backed
Security, Series 2012-M18, Cl. X, 0.00%, 12/25/22[3,4]	21,120,071	140,981
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2015-57, Cl. LI, 5.926%, 8/25/35[3]	451,116	59,960
Series 2016-45, Cl. MI, 7.456%, 7/25/46[3]	124,187	23,360
Series 2017-60, Cl. LI, 0.00%, 8/25/47[3,4]	299,536	32,172
Series 2017-66, Cl. AS, 0.06%, 9/25/47[3]	1,598,223	249,837
FREMF Mortgage Trust:
Series 2012-K23, Cl. C, 3.782%, 10/25/45[1,5]	395,000	405,958
Series 2013-K28, Cl. C, 3.609%, 6/25/46[1,5]	390,000	398,716
Series 2013-K29, Cl. C, 3.601%, 5/25/46[1,5]	220,000	225,585
Series 2013-K32, Cl. C, 3.651%, 10/25/46[1,5]	450,000	462,525
Series 2014-K36, Cl. C, 4.504%, 12/25/46[1,5]	500,000	526,943
Series 2014-K38, Cl. B, 4.376%, 6/25/47[1,5]	280,000	301,774
Series 2014-K714, Cl. C, 3.986%, 1/25/47[1,5]	215,000	217,416
Series 2016-K54, Cl. C, 4.189%, 4/25/48[1,5]	290,000	302,609
Government National Mortgage Assn. , Interest-Only Stripped
Mtg. -Backed Security, Series 2017-149, Cl. GS, 2.462%,
10/16/47[3]	880,446	140,954
JPMBB Commercial Mortgage Securities Trust, Series 2014-
C24, Cl. AS, 3.914%, 11/15/47[5]	200,000	210,115
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C9, Cl. AS, 3.456%, 5/15/46	770,000	797,472
STACR Trust, Series 2018-HRP1, Cl. M2, 3.358%
[US0001M+165], 4/25/43[1,2]	640,930	643,313
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2, Cl. M2, 5.958% [US0001M+425],
11/25/23[2]	362,778	390,883

4 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
Mortgage-Backed Obligations (Continued)
Structured Agency Credit Risk Debt Nts. : (Continued)
Series 2014-DN2, Cl. M3, 5.308% [US0001M+360],
4/25/24[2]	$515,000	$ 547,697
Series 2014-DN3, Cl. M3, 5.708% [US0001M+400],
8/25/24[2]	501,715	534,484
Series 2016-DNA2, Cl. M3, 6.358% [US0001M+465],
10/25/28[2]	239,434	257,150
Series 2018-HQA1, Cl. M2, 4.008% [US0001M+230],
9/25/30[2]	175,000	176,688
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-
AR14, Cl. 1A4, 3.86%, 12/25/35[5]	39,253	39,282
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Cl.
AS, 4.351%, 3/15/47[5]	450,000	482,791
Total Mortgage-Backed Obligations (Cost $16,198,620)		16,385,484

U. S. Government Obligations—8.7%
United States Treasury Bond, 2.25%, 8/15/49	829,600	837,118
United States Treasury Nts.:
1.50%, 10/31/24-8/15/26	12,874,000	12,713,068
1.625%, 11/15/22-10/31/26	2,025,500	2,018,607
1.75%, 11/15/29	1,182,900	1,180,012
Total U. S. Government Obligations (Cost $16,539,029)		16,748,805

Corporate Bonds and Notes—48.6%
Consumer Discretionary—7.4%
Auto Components—0.2%
Goodyear Tire & Rubber Co. (The), 5.125% Sr. Unsec. Nts.,
11/15/23	495,000	499,945

Automobiles—1.6%
Daimler Finance North America LLC, 2.55% Sr. Unsec. Nts.,
8/15/22[1]	481,000	484,315
Ford Motor Credit Co. LLC:
5.113% Sr. Unsec. Nts. , 5/3/29	260,000	263,368
5.584% Sr. Unsec. Nts. , 3/18/24	325,000	347,879
General Motors Co. , 6.25% Sr. Unsec. Nts. , 10/2/43	403,000	448,694
General Motors Financial Co. , Inc. , 4.20% Sr. Unsec. Nts.,
11/6/21	262,000	270,603
Harley-Davidson Financial Services, Inc. , 2.55% Sr. Unsec.
Nts. , 6/9/22[1]	475,000	475,409
Hyundai Capital America, 4.30% Sr. Unsec. Nts. , 2/1/24[1]	350,000	369,333
Volkswagen Group of America Finance LLC, 4.00% Sr. Unsec.
Nts. , 11/12/21[1]	482,000	498,248
		3,157,849

Diversified Consumer Services—0.3%
Service Corp. International, 4.625% Sr. Unsec. Nts. , 12/15/27	492,000	511,593

5 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Entertainment—0.5%
Netflix, Inc. , 5.50% Sr. Unsec. Nts. , 2/15/22	$484,000	$ 512,425
Viacom, Inc. , 4.375% Sr. Unsec. Nts. , 3/15/43	500,000	517,320
		1,029,745

Hotels, Restaurants & Leisure—0.8%
Aramark Services, Inc. , 5.00% Sr. Unsec. Nts. , 4/1/25[1]	479,000	501,149
International Game Technology plc, 6.50% Sr. Sec. Nts.,
2/15/25[1]	470,000	526,395
Las Vegas Sands Corp. , 3.50% Sr. Unsec. Nts. , 8/18/26	372,000	378,762
McDonald's Corp. , 3.625% Sr. Unsec. Nts. , 9/1/49	111,000	113,619
		1,519,925

Household Durables—0.7%
Lennar Corp. , 4.75% Sr. Unsec. Nts. , 5/30/25	413,000	444,611
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts. , 4/15/23	619,000	647,112
4.875% Sr. Unsec. Nts. , 3/15/27	175,000	189,936
		1,281,659

Internet & Catalog Retail—0.4%
QVC, Inc. , 4.45% Sr. Sec. Nts. , 2/15/25	825,000	855,011

Media—1.7%
CBS Corp. , 4.20% Sr. Unsec. Nts. , 6/1/29	239,000	259,102
Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.125% Sr. Sec. Nts.,
7/1/49	130,000	140,846
Comcast Corp. , 2.65% Sr. Unsec. Nts. , 2/1/30	135,000	136,038
Discovery Communications LLC, 4.125% Sr. Unsec. Nts.,
5/15/29	289,000	309,714
Interpublic Group of Cos. , Inc. (The), 4.20% Sr. Unsec. Nts.,
4/15/24	534,000	573,391
Lamar Media Corp. , 5.75% Sr. Unsec. Nts. , 2/1/26	460,000	490,255
Time Warner Cable LLC, 4.50% Sr. Sec. Nts. , 9/15/42	420,000	421,332
WPP Finance 2010, 3.75% Sr. Unsec. Nts. , 9/19/24	840,000	881,743
		3,212,421

Specialty Retail—0.9%
Advance Auto Parts, Inc. , 4.50% Sr. Unsec. Nts. , 12/1/23	450,000	481,693
Gap, Inc. (The), 5.95% Sr. Unsec. Nts. , 4/12/21	470,000	488,067
Ross Stores, Inc. , 3.375% Sr. Unsec. Nts. , 9/15/24	697,000	728,734
		1,698,494

Textiles, Apparel & Luxury Goods—0.3%
Hanesbrands, Inc. , 4.875% Sr. Unsec. Nts. , 5/15/26[1]	515,000	549,048

6 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
Consumer Staples—3.8%
Beverages—1.5%
Anheuser-Busch InBev Worldwide, Inc. , 8.20% Sr. Unsec. Nts.,
1/15/39	$650,000	$ 1,030,478
Bacardi Ltd. , 4.70% Sr. Unsec. Nts. , 5/15/28[1]	811,000	881,912
Keurig Dr Pepper, Inc. , 4.597% Sr. Unsec. Nts. , 5/25/28	805,000	914,434
Molson Coors Brewing Co. , 4.20% Sr. Unsec. Nts. , 7/15/46	140,000	138,045
		2,964,869

Food & Staples Retailing—0.2%
Kroger Co. (The), 4.45% Sr. Unsec. Nts. , 2/1/47	350,000	374,579

Food Products—1.7%
Bunge Ltd. Finance Corp. , 3.25% Sr. Unsec. Nts. , 8/15/26	810,000	805,249
Conagra Brands, Inc. , 5.40% Sr. Unsec. Nts. , 11/1/48	400,000	476,639
Kraft Heinz Foods Co. , 4.375% Sr. Unsec. Nts. , 6/1/46	385,000	375,427
Lamb Weston Holdings, Inc. , 4.875% Sr. Unsec. Nts. , 11/1/26[1]	489,000	518,253
Smithfield Foods, Inc.:
3.35% Sr. Unsec. Nts. , 2/1/22[1]	287,000	288,723
5.20% Sr. Unsec. Nts. , 4/1/29[1]	377,000	416,335
Tyson Foods, Inc. , 5.10% Sr. Unsec. Nts. , 9/28/48	261,000	325,108
		3,205,734

Tobacco—0.4%
Altria Group, Inc. , 3.875% Sr. Unsec. Nts. , 9/16/46	355,000	337,361
BAT Capital Corp. , 3.557% Sr. Unsec. Nts. , 8/15/27	485,000	494,520
		831,881

Energy—4.5%
Oil, Gas & Consumable Fuels—4.5%
Apache Corp. , 4.375% Sr. Unsec. Nts. , 10/15/28	382,000	386,512
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts. , 12/15/24	445,000	479,504
Cenovus Energy, Inc. , 4.25% Sr. Unsec. Nts. , 4/15/27	285,000	299,514
Cimarex Energy Co. , 4.375% Sr. Unsec. Nts. , 3/15/29	236,000	245,208
Continental Resources, Inc. , 4.375% Sr. Unsec. Nts. , 1/15/28	265,000	274,502
DCP Midstream Operating LP, 5.125% Sr. Unsec. Nts.,
5/15/29	475,000	483,228
Devon Energy Corp. , 4.75% Sr. Unsec. Nts. , 5/15/42	170,000	190,245
Energy Transfer Operating LP:
4.25% Sr. Unsec. Nts. , 3/15/23	435,000	452,411
5.30% Sr. Unsec. Nts. , 4/15/47	389,000	404,532
6.625% [US0003M+415.5] Jr. Sub. Perpetual Bonds[2,6]	97,000	89,388
EnLink Midstream LLC, 5.375% Sr. Unsec. Nts. , 6/1/29	500,000	424,761
Enterprise Products Operating LLC, 4.20% Sr. Unsec. Nts.,
1/31/50	173,000	185,833
EQT Corp. , 3.00% Sr. Unsec. Nts. , 10/1/22	267,000	257,279
Kinder Morgan, Inc. , 5.20% Sr. Unsec. Nts. , 3/1/48	242,000	279,314
Marathon Petroleum Corp. , 4.50% Sr. Unsec. Nts. , 4/1/48	105,000	110,912
MPLX LP:
3.202% [US0003M+110] Sr. Unsec. Nts. , 9/9/22[2]	225,000	225,822

7 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
MPLX LP: (Continued)
4.25% Sr. Unsec. Nts. , 12/1/27[1]	$239,000	$ 251,022
Newfield Exploration Co. , 5.625% Sr. Unsec. Nts. , 7/1/24	425,000	464,086
Occidental Petroleum Corp.:
2.90% Sr. Unsec. Nts. , 8/15/24	519,000	522,432
3.50% Sr. Unsec. Nts. , 8/15/29	237,000	239,524
4.50% Sr. Unsec. Nts. , 7/15/44	226,000	225,926
ONEOK, Inc. , 4.35% Sr. Unsec. Nts. , 3/15/29	236,000	252,280
Plains All American Pipeline LP/PAA Finance Corp. , 3.55% Sr.
Unsec. Nts. , 12/15/29	231,000	223,184
Rockies Express Pipeline LLC, 4.95% Sr. Unsec. Nts. , 7/15/29[1]	244,000	235,371
Sabine Pass Liquefaction LLC, 4.20% Sr. Sec. Nts. , 3/15/28	705,000	742,836
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. , 6.50% Sr. Unsec. Nts. , 7/15/27[1]	500,000	534,544
Valero Energy Corp. , 4.00% Sr. Unsec. Nts. , 4/1/29	230,000	246,201
		8,726,371

Financials—15.1%
Capital Markets—1.9%
Brookfield Asset Management, Inc. , 4.00% Sr. Unsec. Nts.,
1/15/25	96,000	102,851
Carlyle Finance Subsidiary LLC, 3.50% Sr. Unsec. Nts.,
9/19/29[1]	238,000	236,483
Charles Schwab Corp. (The), 5.00% [US0003M+257.5] Jr.
Sub. Perpetual Bonds[2,6]	200,000	208,304
Credit Suisse Group AG:
3.869% [US0003M+141] Sr. Unsec. Nts. , 1/12/29[1,2]	189,000	202,215
7.125% [USSW5+510.8] Jr. Sub. Perpetual Bonds[1,2,6]	200,000	215,329
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts. , 11/16/26	301,000	314,326
5.00% [US0003M+287.4] Jr. Sub. Perpetual Bonds[2,6]	150,000	151,353
5.15% Sub. Nts. , 5/22/45	200,000	246,223
Macquarie Group Ltd. , 3.763% [US0003M+137.2] Sr. Unsec.
Nts. , 11/28/28[1,2]	251,000	263,697
Morgan Stanley:
3.875% Sr. Unsec. Nts. , 1/27/26	415,000	447,530
5.00% Sub. Nts. , 11/24/25	424,000	477,771
Northern Trust Corp. , 3.375% [US0003M+113.1] Sub. Nts.,
5/8/32[2]	137,000	141,098
Raymond James Financial, Inc. , 3.625% Sr. Unsec. Nts.,
9/15/26	195,000	208,512
State Street Corp. , 5.625% [US0003M+253.9] Jr. Sub.
Perpetual Bonds[2,6]	135,000	142,630
UBS Group AG:
4.125% Sr. Unsec. Nts. , 9/24/25[1]	250,000	271,124
7.00% [USSW5+434.4] Jr. Sub. Perpetual Bonds[1,2,6]	125,000	135,625
		3,765,071

8 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
Commercial Banks—7.9%
Bank of America Corp.:
4.271% [US0003M+131] Sr. Unsec. Nts. , 7/23/29[2]	$188,000	$ 209,367
6.30% [US0003M+455.3] Jr. Sub. Perpetual Bonds[2,6]	257,000	294,485
7.75% Sub. Nts. , 5/14/38	271,000	422,667
Bank of Ireland Group plc, 4.50% Sr. Unsec. Nts. , 11/25/23[1]	239,000	253,992
Bank of Montreal, Series E, 3.30% Sr. Unsec. Nts. , 2/5/24	299,000	310,994
Barclays plc:
7.875% [USSW5+677.2] Jr. Sub. Perpetual Bonds[1,2,6]	75,000	80,536
8.00% [H15T5Y+567.2] Jr. Sub. Perpetual Bonds[2,6]	94,000	103,937
BBVA USA, 2.50% Sr. Unsec. Nts. , 8/27/24	388,000	385,852
BNP Paribas SA:
4.375% [USSW5+148.3] Sub. Nts. , 3/1/33[1,2]	205,000	218,564
7.625% [USSW5+631.4] Jr. Sub. Perpetual Bonds[1,2,6]	260,000	274,391
Branch Banking & Trust Co. , 2.636% [H15T5Y+115] Sub.
Nts. , 9/17/29[2]	584,000	582,018
CIT Group, Inc. , 5.80% [US0003M+397.2] Jr. Sub. Perpetual
Bonds[2,6]	185,000	189,236
Citigroup, Inc.:
3.668% [US0003M+139] Sr. Unsec. Nts. , 7/24/28[2]	300,000	318,800
4.45% Sub. Nts. , 9/29/27	300,000	330,396
5.00% [SOFRRATE+381.3] Jr. Sub. Perpetual Bonds[2,6]	373,000	385,822
5.95% [US0003M+390.5] Jr. Sub. Perpetual Bonds[2,6]	225,000	245,105
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts.,
5/26/22	232,000	234,861
Citizens Financial Group, Inc. , 6.00% [US0003M+300.3] Jr.
Sub. Perpetual Bonds[2,6]	91,000	95,916
Cooperatieve Rabobank UA, 2.75% Sr. Unsec. Nts. , 1/10/23	330,000	335,774
Credit Agricole SA:
4.375% Sub. Nts. , 3/17/25[1]	355,000	379,814
8.125% [USSW5+618.5] Jr. Sub. Perpetual Bonds[1,2,6]	257,000	310,809
Danske Bank AS, 3.244% [US0003M+159.1] Sr. Unsec. Nts.,
12/20/25[1,2]	206,000	207,791
Fifth Third Bancorp, 5.10% [US0003M+303.33] Jr. Sub.
Perpetual Bonds[2,6]	95,000	97,943
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts. , 3/15/26	150,000	160,260
HSBC Holdings plc:
3.95% [US0003M+98.72] Sr. Unsec. Nts. , 5/18/24[2]	100,000	104,732
4.583% [US0003M+153.46] Sr. Unsec. Nts. , 6/19/29[2]	165,000	182,986
Huntington Bancshares, Inc. , 5.70% [US0003M+288] Jr. Sub.
Perpetual Bonds[2,6]	95,000	98,393
ING Groep NV, 6.875% [USSW5+512.4] Jr. Sub. Perpetual
Bonds[1,2,6]	270,000	287,550
JPMorgan Chase & Co. :
3.54% [US0003M+138] Sr. Unsec. Nts. , 5/1/28[2]	263,000	279,038
3.782% [US0003M+133.7] Sr. Unsec. Nts. , 2/1/28[2]	524,000	563,678
3.797% [US0003M+89] Sr. Unsec. Nts. , 7/23/24[2]	258,000	271,424
6.10% [US0003M+333] Jr. Sub. Perpetual Bonds[2,6]	135,000	147,753
6.125% [US0003M+333] Jr. Sub. Perpetual Bonds[2,6]	223,000	244,706
KeyBank NA (Cleveland OH), 3.40% Sub. Nts. , 5/20/26	230,000	239,810

9 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Lloyds Bank plc, 2.25% Sr. Unsec. Nts. , 8/14/22	$385,000	$ 386,074
Lloyds Banking Group plc, 6.657% [US0003M+127] Jr. Sub.
Perpetual Bonds[1,2,6]	445,000	516,616
Macquarie Bank Ltd. (London), 6.125% [USSW5+370.3] Jr.
Sub. Perpetual Bonds[1,2,6]	220,000	227,348
Mitsubishi UFJ Financial Group, Inc. , 3.741% Sr. Unsec. Nts.,
3/7/29	291,000	314,817
National Australia Bank, 3.933% [H15T5Y+188] Sub. Nts.,
8/2/34[1,2]	230,000	235,312
Nordea Bank Abp:
4.625% [USSW5+169] Sub. Nts. , 9/13/33[1,2]	205,000	223,221
6.625% [H15T5Y+411] Jr. Sub. Perpetual Bonds[1,2,6]	200,000	218,921
PNC Bank NA, 4.05% Sub. Nts. , 7/26/28	438,000	485,056
Royal Bank of Canada, 3.70% Sr. Unsec. Nts. , 10/5/23	306,000	322,897
Santander Holdings USA, Inc. , 3.50% Sr. Unsec. Nts. , 6/7/24	388,000	398,211
Societe Generale SA:
3.875% Sr. Unsec. Nts. , 3/28/24[1]	374,000	391,418
7.375% [USSW5+623.8] Jr. Sub. Perpetual Bonds[1,2,6]	265,000	280,873
Standard Chartered plc, 2.744% [US0003M+120] Sr. Unsec.
Nts. , 9/10/22[1,2]	474,000	476,011
SunTrust Bank (Atlanta GA):
3.30% Sub. Nts. , 5/15/26	115,000	119,872
4.05% Sr. Unsec. Nts. , 11/3/25	144,000	157,952
SunTrust Banks, Inc. , 5.125% [US0003M+278.6] Jr. Sub.
Perpetual Bonds[2,6]	191,000	196,296
Synovus Financial Corp. , 3.125% Sr. Unsec. Nts. , 11/1/22	185,000	187,160
US Bancorp, 3.10% Sub. Nts. , 4/27/26	160,000	166,820
Wachovia Capital Trust III, 5.57% [US0003M+93] Jr. Sub.
Perpetual Bonds[2,6]	190,000	192,899
Wells Fargo & Co. :
3.584% [US0003M+131] Sr. Unsec. Nts. , 5/22/28[2]	223,000	237,153
4.75% Sub. Nts. , 12/7/46	183,000	223,876
5.90% [US0003M+311] Jr. Sub. Perpetual Bonds, Series S2,6	185,000	199,932
Zions Bancorp NA, 3.25% Sub. Nts. , 10/29/29	265,000	262,385
		15,270,520

Consumer Finance—0.8%
American Express Co.:
3.125% Sr. Unsec. Nts. , 5/20/26	289,000	301,485
4.90% [US0003M+328.5] Jr. Sub. Perpetual Bonds[2,6]	374,000	376,767
Capital One Financial Corp. :
3.20% Sr. Unsec. Nts. , 2/5/25	130,000	134,034
3.80% Sr. Unsec. Nts. , 1/31/28	135,000	143,378
Discover Financial Services, 3.75% Sr. Unsec. Nts. , 3/4/25	142,000	149,957
Synchrony Financial, 4.25% Sr. Unsec. Nts. , 8/15/24	360,000	379,740
		1,485,361

10 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
Diversified Financial Services—0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50% Sr. Unsec. Nts. , 5/26/22	$443,000	$ 455,255
AXA Equitable Holdings, Inc. , 4.35% Sr. Unsec. Nts. , 4/20/28	171,000	183,872
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts.,
10/2/27[1]	125,000	129,606
BPCE SA, 4.50% Sub. Nts. , 3/15/25[1]	195,000	209,697
Credit Suisse Group Funding Guernsey Ltd. , 3.80% Sr. Unsec.
Nts. , 6/9/23	300,000	313,645
EDP Finance BV, 3.625% Sr. Unsec. Nts. , 7/15/24[1]	349,000	362,597
		1,654,672

Insurance—1.4%
Athene Global Funding, 2.95% Sec. Nts. , 11/12/26[1]	455,000	454,669
Brighthouse Financial, Inc. , 3.70% Sr. Unsec. Nts. , 6/22/27	246,000	243,298
CNA Financial Corp. , 3.45% Sr. Unsec. Nts. , 8/15/27	252,000	263,015
Hartford Financial Services Group, Inc. (The), 4.035%
[US0003M+212.5] Jr. Sub. Nts. , 2/12/47[1,2]	108,000	97,610
Lincoln National Corp. , 3.80% Sr. Unsec. Nts. , 3/1/28	198,000	210,679
Manulife Financial Corp. , 4.061% [USISDA05+164.7] Sub.
Nts. , 2/24/32[2]	167,000	174,261
Marsh & McLennan Cos. , Inc. , 4.35% Sr. Unsec. Nts. , 1/30/47	121,000	140,246
MetLife, Inc. , 5.875% [US0003M+295.9] Jr. Sub. Perpetual
Bonds[2,6]	100,000	110,840
Principal Financial Group, Inc. , 3.70% Sr. Unsec. Nts. , 5/15/29	284,000	309,341
Prudential Financial, Inc.:
3.70% Sr. Unsec. Nts. , 3/13/51	224,000	233,400
5.20% [US0003M+304] Jr. Sub. Nts. , 3/15/44[2]	225,000	239,123
5.375% [US0003M+303.1] Jr. Sub. Nts. , 5/15/45[2]	135,000	147,678
Willis North America, Inc. , 3.875% Sr. Unsec. Nts. , 9/15/49	113,000	112,063
		2,736,223

Real Estate Investment Trusts (REITs)—2.1%
American Tower Corp. , 3.60% Sr. Unsec. Nts. , 1/15/28	830,000	872,112
Brixmor Operating Partnership LP, 4.125% Sr. Unsec. Nts.,
5/15/29	244,000	263,527
Crown Castle International Corp. , 3.65% Sr. Unsec. Nts.,
9/1/27	720,000	762,209
Equinix, Inc. , 3.20% Sr. Unsec. Nts. , 11/18/29	160,000	160,787
Essex Portfolio LP, 3.00% Sr. Unsec. Nts. , 1/15/30	223,000	226,043
Healthcare Trust of America Holdings LP, 3.50% Sr. Unsec.
Nts. , 8/1/26	329,000	343,208
Healthpeak Properties, Inc. , 3.00% Sr. Unsec. Nts. , 1/15/30	306,000	306,128
Host Hotels & Resorts LP, 3.375% Sr. Unsec. Nts. , 12/15/29	75,000	74,649
Kite Realty Group LP, 4.00% Sr. Unsec. Nts. , 10/1/26	326,000	323,975
Regency Centers LP, 2.95% Sr. Unsec. Nts. , 9/15/29	340,000	342,445
Spirit Realty LP, 3.20% Sr. Unsec. Nts. , 1/15/27	314,000	314,882
		3,989,965

11 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Thrifts & Mortgage Finance—0.1%
Nationwide Building Society, 3.96% [US0003M+185.5] Sr.
Unsec. Nts. , 7/18/30[1,2]	$229,000	$ 245,627

Health Care—3.0%
Biotechnology—0.8%
AbbVie, Inc.:
2.95% Sr. Unsec. Nts. , 11/21/26[1]	117,000	118,341
3.20% Sr. Unsec. Nts. , 11/21/29[1]	553,000	562,137
3.60% Sr. Unsec. Nts. , 5/14/25	383,000	401,816
4.05% Sr. Unsec. Nts. , 11/21/39[1]	133,000	139,084
4.875% Sr. Unsec. Nts. , 11/14/48	205,000	236,304
Amgen, Inc. , 4.563% Sr. Unsec. Nts. , 6/15/48	140,000	163,580
		1,621,262

Health Care Equipment & Supplies—0.4%
Becton Dickinson & Co. , 3.70% Sr. Unsec. Nts. , 6/6/27	267,000	286,057
Hologic, Inc. , 4.375% Sr. Unsec. Nts. , 10/15/25[1]	508,000	524,510
		810,567

Health Care Providers & Services—0.9%
Cigna Corp. , 4.375% Sr. Unsec. Nts. , 10/15/28	378,000	420,089
CVS Health Corp. , 5.05% Sr. Unsec. Nts. , 3/25/48	302,000	357,682
Fresenius Medical Care US Finance II, Inc. , 5.875% Sr. Unsec.
Nts. , 1/31/22[1]	425,000	454,485
HCA, Inc. , 5.375% Sr. Unsec. Nts. , 2/1/25	460,000	509,445
		1,741,701

Life Sciences Tools & Services—0.3%
IQVIA, Inc. , 5.00% Sr. Unsec. Nts. , 10/15/26[1]	490,000	515,638

Pharmaceuticals—0.6%
Elanco Animal Health, Inc. , 4.90% Sr. Unsec. Nts. , 8/28/28	356,000	385,269
Mylan, Inc. , 3.125% Sr. Unsec. Nts. , 1/15/23[1]	470,000	476,467
Takeda Pharmaceutical Co. Ltd. , 5.00% Sr. Unsec. Nts.,
11/26/28[1]	247,000	288,422
		1,150,158

Industrials—3.8%
Aerospace & Defense—0.7%
BAE Systems Holdings, Inc. , 3.85% Sr. Unsec. Nts. , 12/15/25[1]	373,000	395,203
Northrop Grumman Corp. , 4.75% Sr. Unsec. Nts. , 6/1/43	450,000	549,033
United Technologies Corp. , 4.625% Sr. Unsec. Nts. , 11/16/48	405,000	507,743
		1,451,979

Airlines—0.4%
Delta Air Lines, Inc. , 2.90% Sr. Unsec. Nts. , 10/28/24	615,000	609,514

12 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
Airlines (Continued)
United Airlines Holdings, Inc. , Pass-Through Certificates, Series
2019-2, 2.70%, 5/1/32	$224,000	$ 225,458
		834,972

Building Products—0.4%
Fortune Brands Home & Security, Inc.:
3.25% Sr. Unsec. Nts. , 9/15/29	231,000	234,146
4.00% Sr. Unsec. Nts. , 9/21/23	473,000	499,505
		733,651

Industrial Conglomerates—0.4%
GE Capital International Funding Co. Unlimited Co. , 3.373%
Sr. Unsec. Nts. , 11/15/25	252,000	260,571
General Electric Co. , 2.70% Sr. Unsec. Nts. , 10/9/22	480,000	484,026
		744,597

Machinery—0.6%
Ingersoll-Rand Luxembourg Finance SA, 3.80% Sr. Unsec.
Nts. , 3/21/29	230,000	245,879
nVent Finance Sarl, 4.55% Sr. Unsec. Nts. , 4/15/28	832,000	859,442
		1,105,321

Professional Services—0.2%
IHS Markit Ltd. , 4.125% Sr. Unsec. Nts. , 8/1/23	326,000	345,423

Road & Rail—0.7%
Penske Truck Leasing Co. LP/PTL Finance Corp. , 3.40% Sr.
Unsec. Nts. , 11/15/26[1]	759,000	775,900
United Rentals North America, Inc. , 4.625% Sr. Unsec. Nts.,
10/15/25	515,000	530,445
		1,306,345

Trading Companies & Distributors—0.4%
AerCap Holdings NV, 5.875% [H15T5Y+453.5] Jr. Sub. Nts.,
10/10/79[2]	235,000	250,289
Air Lease Corp. , 3.625% Sr. Unsec. Nts. , 4/1/27	229,000	237,506
GATX Corp. , 3.50% Sr. Unsec. Nts. , 3/15/28	249,000	254,750
		742,545

Information Technology—3.0%
Communications Equipment—0.4%
Motorola Solutions, Inc. , 4.60% Sr. Unsec. Nts. , 2/23/28	799,000	863,393

Electronic Equipment, Instruments, & Components—0.2%
Corning, Inc. , 5.35% Sr. Unsec. Nts. , 11/15/48	400,000	501,954

IT Services—1.3%
DXC Technology Co. , 4.75% Sr. Unsec. Nts. , 4/15/27	379,000	399,133

13 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
IT Services (Continued)
Fidelity National Information Services, Inc. , 4.25% Sr. Unsec.
Nts. , 5/15/28	$456,000	$ 511,287
Fiserv, Inc. , 3.50% Sr. Unsec. Nts. , 7/1/29	347,000	365,113
Global Payments, Inc. , 3.20% Sr. Unsec. Nts. , 8/15/29	230,000	233,993
ILFC E-Capital Trust I, 3.77% [30YR CMT+155] Jr. Sub. Nts.,
12/21/65[1,2]	185,000	144,119
VeriSign, Inc.:
4.75% Sr. Unsec. Nts. , 7/15/27	495,000	527,334
5.25% Sr. Unsec. Nts. , 4/1/25	271,000	298,856
		2,479,835

Semiconductors & Semiconductor Equipment—0.4%
Micron Technology, Inc. , 4.185% Sr. Unsec. Nts. , 2/15/27	303,000	318,962
NXP BV/NXP Funding LLC/NXP USA, Inc. , 4.30% Sr. Unsec.
Nts. , 6/18/29[1]	370,000	395,663
		714,625

Software—0.4%
Autodesk, Inc. , 4.375% Sr. Unsec. Nts. , 6/15/25	430,000	466,993
VMware, Inc. , 3.90% Sr. Unsec. Nts. , 8/21/27	251,000	263,183
		730,176

Technology Hardware, Storage & Peripherals—0.3%
Dell International LLC/EMC Corp. , 5.30% Sr. Sec. Nts.,
10/1/29[1]	467,000	517,374

Materials—3.2%
Chemicals—0.3%
CF Industries, Inc. , 3.45% Sr. Unsec. Nts. , 6/1/23	139,000	142,473
Dow Chemical Co. (The), 3.625% Sr. Unsec. Nts. , 5/15/26[1]	316,000	330,313
Nutrien Ltd. , 5.00% Sr. Unsec. Nts. , 4/1/49	126,000	147,796
		620,582

Construction Materials—0.4%
Martin Marietta Materials, Inc. , 3.50% Sr. Unsec. Nts.,
12/15/27	771,000	800,586

Containers & Packaging—1.3%
Ball Corp. , 4.875% Sr. Unsec. Nts. , 3/15/26	485,000	531,605
International Paper Co. , 4.80% Sr. Unsec. Nts. , 6/15/44	280,000	306,653
Packaging Corp. of America, 3.65% Sr. Unsec. Nts. , 9/15/24	223,000	234,397
Sealed Air Corp. , 5.50% Sr. Unsec. Nts. , 9/15/25[1]	425,000	465,551
Silgan Holdings, Inc. , 4.75% Sr. Unsec. Nts. , 3/15/25	660,000	676,774
WRKCo, Inc. , 3.90% Sr. Unsec. Nts. , 6/1/28	289,000	307,645
		2,522,625

Metals & Mining—0.7%
Anglo American Capital plc, 3.625% Sr. Unsec. Nts. , 9/11/24[1]	356,000	368,134
ArcelorMittal SA, 4.25% Sr. Unsec. Nts. , 7/16/29	240,000	244,613

14 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Principal Amount	Value
Metals & Mining (Continued)
Newmont Goldcorp Corp. , 2.80% Sr. Unsec. Nts. , 10/1/29	$231,000	$ 229,105
Steel Dynamics, Inc. , 4.125% Sr. Unsec. Nts. , 9/15/25	524,000	536,008
		1,377,860

Paper & Forest Products—0.5%
Louisiana-Pacific Corp. , 4.875% Sr. Unsec. Nts. , 9/15/24	811,000	839,722

Telecommunication Services—1.6%
Diversified Telecommunication Services—1.1%
AT&T, Inc. , 4.50% Sr. Unsec. Nts. , 3/9/48	545,000	594,157
Level 3 Financing, Inc. , 3.40% Sr. Sec. Nts. , 3/1/27[1]	131,000	131,439
Qwest Corp. , 6.75% Sr. Unsec. Nts. , 12/1/21	470,000	504,171
Verizon Communications, Inc. , 4.522% Sr. Unsec. Nts.,
9/15/48	717,000	863,645
		2,093,412

Wireless Telecommunication Services—0.5%
T-Mobile USA, Inc. , 6.50% Sr. Unsec. Nts. , 1/15/26	445,000	477,273
Vodafone Group plc:
6.15% Sr. Unsec. Nts. , 2/27/37	150,000	194,570
7.00% [USSW5+487.3] Jr. Sub. Nts. , 4/4/79[2]	217,000	251,350
		923,193

Utilities—3.2%
Electric Utilities—2.6%
AEP Texas, Inc. , 3.95% Sr. Unsec. Nts. , 6/1/28[1]	806,000	884,108
Berkshire Hathaway Energy Co. , 3.80% Sr. Unsec. Nts.,
7/15/48	368,000	400,407
Exelon Corp. , 4.45% Sr. Unsec. Nts. , 4/15/46	146,000	164,914
FirstEnergy Corp. , 3.90% Sr. Unsec. Nts. , 7/15/27	560,000	600,709
Fortis, Inc. , 3.055% Sr. Unsec. Nts. , 10/4/26	186,000	191,385
ITC Holdings Corp. , 5.30% Sr. Unsec. Nts. , 7/1/43	323,000	403,477
NextEra Energy Capital Holdings, Inc. , 5.65%
[US0003M+315.6] Jr. Sub. Nts. , 5/1/79[2]	403,000	446,129
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts.,
9/15/24[1]	514,000	529,415
PPL WEM Ltd. /Western Power Distribution Ltd. , 5.375% Sr.
Unsec. Nts. , 5/1/21[1]	500,000	515,737
Virginia Electric & Power Co. , 4.45% Sr. Unsec. Nts. , 2/15/44	325,000	381,691
Vistra Operations Co. LLC, 5.625% Sr. Unsec. Nts. , 2/15/27[1]	460,000	484,160
		5,002,132

Independent Power and Renewable Electricity Producers—0.2%
NRG Energy, Inc. , 4.45% Sr. Sec. Nts. , 6/15/29[1]	242,000	255,526

Multi-Utilities—0.4%
Ameren Corp. , 2.50% Sr. Unsec. Nts. , 9/15/24	314,000	314,799
CenterPoint Energy, Inc. , 4.25% Sr. Unsec. Nts. , 11/1/28	215,000	233,913

15 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Multi-Utilities (Continued)
Sempra Energy, 3.40% Sr. Unsec. Nts. , 2/1/28	$265,000	$ 274,791
		823,503
Total Corporate Bonds and Notes (Cost $88,134,775)		93,737,220
	Shares
Preferred Stocks—2.0%
Allstate Corp. (The), 5.625% Non-Cum. , Series G, Non-Vtg.	4,150	110,182
American Homes 4 Rent, 6.35% Cum. , Non-Vtg.	3,600	93,672
Arch Capital Group Ltd. , 5.25% Non-Cum. , Non-Vtg.	4,025	100,826
AT&T, Inc. , 5.625% Sr. Unsec.	3,625	96,425
Citigroup Capital XIII, 8.953% Cum. , Non-Vtg.
[US0003M+637][2]	6,850	189,128
Citizens Financial Group, Inc. , 6.35% Non-Cum. , Series D,
Non-Vtg. [US0003M+364.2][2]	5,689	156,960
CMS Energy Corp. , 5.875% Jr. Sub.	3,600	95,913
Digital Realty Trust, Inc. , 5.25% Cum. , Series J, Non-Vtg.	4,450	112,362
DTE Energy Co. , 5.375% Jr. Sub. , Non-Vtg.	3,725	94,801
Duke Energy Corp. , 5.125% Jr. Sub.	3,775	95,243
eBay, Inc. , 6.00% Sr. Unsec.	3,500	91,420
Entergy Louisiana LLC , 5.25% Sec.	3,750	95,250
Entergy Texas, Inc. , 5.625% First Mortgage Sec.	3,550	98,832
Fifth Third Bancorp, 6.625% Non-Cum. , Non-Vtg.
[US0003M+371][2]	3,325	93,599
GMAC Capital Trust I, 8.469% Jr. Sub. , Non-Vtg.
[US0003M+578.5][2]	7,150	185,400
Goldman Sachs Group, Inc. (The), 6.30% Non-Cum. , Series
N, Non-Vtg.	7,000	183,400
Huntington Bancshares, Inc. , 6.25 Non-Cum. , Non-Vtg.	5,500	143,440
JPMorgan Chase & Co. , 6.00% Non-Cum. , Series EE,
Non-Vtg.	3,900	107,874
KeyCorp, 6.125% Non-Cum. , Series E, Non-Vtg.
[US0003M+389.2][2]	5,300	151,845
Morgan Stanley, 5.85% Non-Cum. , Non-Vtg.
[US0003M+349.1][2]	4,475	124,763
Morgan Stanley, 6.375% Non-Cum. , Non-Vtg.
[US0003M+370.8][2]	6,850	190,773
NiSource, Inc. , 6.50% Cum. , Series B, Non-Vtg.
[H15T5Y+363.2][2]	3,575	97,383
PNC Financial Services Group, Inc. (The), 6.125% Non-Cum. ,
Series P, Non-Vtg. [US0003M+406.7][2]	5,200	140,192
PPL Capital Funding, Inc. , 5.90% Jr. Sub. , Series B	3,650	93,075
Prudential Financial, Inc. , 5.75% Jr. Sub.	3,750	95,850
Public Storage, 5.20% Cum. , Series X, Non-Vtg.	4,350	109,577
Qwest Corp. , 7.00% Sr. Unsec.	4,250	109,480
Regions Financial Corp. , 5.70% Non-Cv. , Series C, Non-Vtg.
[US0003M+314.8][2]	3,700	99,086
Synovus Financial Corp. , 5.875% Non-Cum. , Series E, Non-
Vtg. [H15T5Y+412.7][2]	3,900	101,634
Synovus Financial Corp. , 6.30% Non-Cum. , Series D, Non-Vtg.
[US0003M+335.2][2]	3,675	96,432

16 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

	Shares	Value
Preferred Stocks (Continued)
US Bancorp, 6.50% Non-Cum. , Series F, Non-Vtg.
[US0003M+446.8][2]	6,825	$186,254
Vornado Realty Trust, 5.70% Cum. , Series B, Non-Vtg.	3,700	93,832
Wells Fargo & Co. , 6.625% Non-Cum. , Non-Vtg.
[US0003M+369][2]	3,350	96,447
Total Preferred Stocks (Cost $3,819,229)		3,931,350
	Principal Amount
Short-Term Note—4.7%
United States Treasury Bills, 2.065%, 1/9/20[7] (Cost
$8,980,402)	$9,000,000	8,985,204

	Shares
Investment Companies—5.2%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%[8]	222,686	222,686
Invesco Oppenheimer Master Loan Fund[9]	580,074	9,857,142
Total Investment Companies (Cost $10,027,882)		10,079,828
Total Investments, at Value (Cost $183,773,691)	98.8%	190,599,286
Net Other Assets (Liabilities)	1.2	2,326,040
Net Assets	100.0%	$192,925,326

Footnotes to Schedule of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at November 30, 2019 was
$52,983,457, which represented 27.46% of the Fund’s Net Assets.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage
loans.These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
These securities amount to $1,879,636 or 0.97% of the Fund’s net assets at period end.
4. Interest rate is less than 0.0005%.
5. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
6. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
7. Zero coupon bond reflects effective yield on the original acquisition date.
8. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of November 30, 2019.
9. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

17 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (Continued)

				Shares
	Shares	Gross	Gross	November 30,
	July 31, 2019	Additions	Reductions	2019
Investment Company
Invesco Oppenheimer Master Loan
Fund	590,695	110	10,731	580,074

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Master Loan
Fund	$9,857,142	$183,676[a,b]	$(181,960)[a]	$(125,852)[a]
a. Represents the amount allocated to the fund from Invesco Oppenheimer Master Loan Fund.
b. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Loan Fund.

Futures Contracts as of November 30, 2019
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value	(Depreciation)
United States
Treasury Long
Bonds	Buy	3/20/20	173	USD 27,664	27,501,594	(162,563)
United States
Treasury Nts. , 10 yr.	Sell	3/20/20	231	USD 29,979	29,882,016	96,963
United States
Treasury Nts. , 2 yr.	Buy	3/31/20	131	USD 28,254	28,241,758	(12,539)
United States
Treasury Nts. , 5 yr.	Sell	3/31/20	11	USD 1,311	1,308,656	1,954
United States Ultra
Bonds	Buy	3/20/20	14	USD 2,643	2,628,063	(14,468)
						$ (90,653)

Definitions
30YR CMT	30 Year Constant Maturity Treasury
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
SOFRRATE	United States Overnight Secured Financing
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

18 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$ 40,731,395	$ —	$ 40,731,395
Mortgage-Backed Obligations	—	16,385,484	—	16,385,484
U. S. Government Obligations	—	16,748,805	—	16,748,805
Corporate Bonds and Notes	—	93,737,220	—	93,737,220
Preferred Stocks	3,835,437	95,913	—	3,931,350
Short-Term Note	—	8,985,204	—	8,985,204
Investment Companies	10,079,828	—	—	10,079,828
Total Investments, at Value	13,915,265	176,684,021	—	190,599,286
Other Financial Instruments:
Futures contracts	98,917	—	—	98,917
Total Assets	$14,014,182	$ 176,684,021	—	$ 190,698,203
Liabilities Table:
Other Financial Instruments:
Futures contracts	$(189,570)	—	$ —	(189,570)
Total Liabilities	$(189,570)	$ —	$ —	$ (189,570)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

19 INVESCO OPPENHEIMER INTERMEDIATE INCOME FUND